                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Prospector Partners, LLC
Address: The Webster Memorial Building
         36 Trumball Street
         Hartford, CT  06103-2404

Form 13F File Number: 28-4685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Gillespie
Title:   Managing Member
Phone:   (860) 560-6200

Signature, Place, and Date of Signing:

    /s/ John D. Gillespie    Hartford, CT      November 12, 2001
    _____________________    _______________   _________________
         [Signature]         [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     76

Form 13F Information Table Value Total:     $205,350
                                            [thousands]


List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]
























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

                                                           13F Report

                                               PROSPECTOR PARTNERS, LLC (Hartford)


    ITEM 1          ITEM 2          ITEM 3        ITEM 4              ITEM 5          ITEM 6       ITEM 7          ITEM 8
    ------          ------          ------        ------              ------          ------       ------          ------

                                                  FAIR
                    TITLE           CUSIP         MARKET    SHRS OR                   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS         NUMBER        VALUE     PRN AMT  SH/PRN  PUT/CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
                                                  [X1000]
--------------     --------         ------        ------    -------  ------  -------- ----------- --------   ----   ------  ----

AETNA INC           COMMON STOCK     00817Y108      1641      56800    SH                SOLE     NONE       56800    0     0
ALLEGHANY CORP
 DEL NEW COM        COMMON STOCK     017175100      5775      29017    SH                SOLE     NONE       29017    0     0
AMB PROPERTY CORP
 COM STK            REITS/RICS       00163T109      1163      26680    SH                SOLE     NONE       26680    0     0
AMBAC FINANCIAL
 GROUP INC          COMMON STOCK     023139108      7468     136494    SH                SOLE     NONE      136494    0     0
AMER EXPRESS CO COM COMMON STOCK     025816109      3633     125000    SH                SOLE     NONE      125000    0     0
AMERICAN FINANCIAL
 GROUP INC          COMMON STOCK     025932104       477      21500    SH                SOLE     NONE       21500    0     0
AMERICAN FINICAL
 HOLDINGS           COMMON STOCK     026075101       272      11093    SH                SOLE     NONE       11093    0     0
AMERICAN PHYSI-
 CIANS CAPITAL      COMMON STOCK     028884104       368      17700    SH                SOLE     NONE       17700    0     0
AON CORP            COMMON STOCK     037389103     17127     407800    SH                SOLE     NONE      407800    0     0
ARDEN RLTY GROUP
 INC COM REIT       REITS/RICS       039793104       511      20000    SH                SOLE     NONE       20000    0     0
BERKLEY W R CORP
 COM                COMMON STOCK     084423102      5717     119100    SH                SOLE     NONE      119100    0     0
BERKSHIRE HATHAWAY
 CL A INC DE        COMMON STOCK     084670108      2240         32    SH                SOLE     NONE          32    0     0
BERKSHIRE HATHAWAY
 INC CLASS B        COMMON STOCK     084670207      8935       3834    SH                SOLE     NONE        3834    0     0
BISYS GROUP INC COM COMMON STOCK     055472104       268       5060    SH                SOLE     NONE        5060    0     0
BOSTON PROPERTIES
 INC                COMMON STOCK     101121101       610      16000    SH                SOLE     NONE       16000    0     0
BROWN & BROWN INC
 COM STK            COMMON STOCK     115236101      5189      99600    SH                SOLE     NONE       99600    0     0
CHARLES SCHWAB
 CORP COM           OPTIONS - CALLS  808513EAC       748      65000    SH     CALL       SOLE     NONE       65000    0     0
CIGNA CORP COM      COMMON STOCK     125509109      1659      20000    SH                SOLE     NONE       20000    0     0





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

CLARK/BARDES INC
 COM                COMMON STOCK     180668105      2857     132500    SH                SOLE     NONE      132500    0     0
CRIIMI MAE INC
 10.875% PFD CON    PFRD STK CONV SU 226603207      1054      68200    SH                SOLE     NONE       68200    0     0
CRIIMI MAE INC COM  COMMON STOCK     226603108       182     465600    SH                SOLE     NONE      465600    0     0
CT BANCSHARES COM
 STK                COMMON STOCK     207540105       376      17000    SH                SOLE     NONE       17000    0     0
CULLEN FROST
 BANKER INC         COMMON STOCK     229899109      1037      38500    SH                SOLE     NONE       38500    0     0
DIME BANCORP INC
 NEW, COM           COMMON STOCK     25429Q102      3313      84230    SH                SOLE     NONE       84230    0     0
DUKE REALTY CORP
 COM NEW            COMMON STOCK     264411505       535      22600    SH                SOLE     NONE       22600    0     0
EQUITY OFFICE
 PROPERTIES TRUST   REITS/RICS       294741103       640      20000    SH                SOLE     NONE       20000    0     0
EQUITY RESIDENTIAL
 PPTYS TR           REITS/RICS       29476L107       701      12000    SH                SOLE     NONE       12000    0     0
EVEREST RE GROUP
 LTD COM STK        COMMON STOCK     G3223R108      6470     100000    SH                SOLE     NONE      100000    0     0
FIRST DATA CORP COM COMMON STOCK     319963104      7456     127960    SH                SOLE     NONE      127960    0     0
FIRST INVS FINL
 SVCS GROUP IN      COMMON STOCK     32058A101       650     200000    SH                SOLE     NONE      200000    0     0
FLEET BOSTON
 FINANCIAL CORP     COMMON STOCK     339030108       105       2860    SH                SOLE     NONE        2860    0     0
FLEET BOSTON
 FINANCIAL CORP     OPTIONS - CALLS  3390305AF      1286      35000    SH     CALL       SOLE     NONE       35000    0     0
GALLAGHER ARTHUR
 J & CO COM         COMMON STOCK     363576109       455      13440    SH                SOLE     NONE       13440    0     0
GILLETTE CO COM     COMMON STOCK     375766102      1138      38200    SH                SOLE     NONE       38200    0     0
HALLWOOD RLTY
 PARTNERS L P       COMMON STOCK     40636T203       421       7800    SH                SOLE     NONE        7800    0     0
HCC INS HLDGS INC
 COM                COMMON STOCK     404132102      5436     206690    SH                SOLE     NONE      206690    0     0
HILB, ROGAL &
 HAMILTON CO        COMMON STOCK     431294107      2900      63575    SH                SOLE     NONE       63575    0     0
HOSPITALITY PPTYS
 TR COM SH B        COMMON STOCK     44106M102       650      27000    SH                SOLE     NONE       27000    0     0
IHOP CORP USD.01
 COM                COMMON STOCK     449623107      1187      45300    SH                SOLE     NONE       45300    0     0
IMS HEALTH INC
 COM STK            COMMON STOCK     449934108      1002      40000    SH                SOLE     NONE       40000    0     0
INTERACTIVE DATA
 COR P (EX DAT      COMMON STOCK     45840J107       887      67700    SH                SOLE     NONE       67700    0     0
INTL SPEEDWAY
 CORP CL A COM      COMMON STOCK     460335201       917      26300    SH                SOLE     NONE       26300    0     0
INTUIT INC COM      COMMON STOCK     461202103      2857      79793    SH                SOLE     NONE       79793    0     0
J.P. MORGAN
 CHASE & CO COM     COMMON STOCK     46625H100      5458     159804    SH                SOLE     NONE      159804    0     0





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

J.P. MORGAN CHASE
 & CO COM           OPTIONS - CALLS  46625HAAF      1366      40000    SH     CALL       SOLE     NONE       40000    0     0
LAFARGE NORTH
 AMER INC           COMMON STOCK     505862102      4068     121800    SH                SOLE     NONE      121800    0     0
LEHMAN BROTHERS
 HLDGS INC COM      COMMON STOCK     524908100      1848      32500    SH                SOLE     NONE       32500    0     0
LIBERTY FINL CO
 INC COM            COMMON STOCK     530512102       264       8300    SH                SOLE     NONE        8300    0     0
MACK-CALI REALTY
 CORP REIT          REITS/RICS       554489104       620      20000    SH                SOLE     NONE       20000    0     0
PARTNERRE LIMITED
 BERMUDA            COMMON STOCK     G6852T105      5953     126400    SH                SOLE     NONE      126400    0     0
PHOENIX COMPANIES
 INC NEW COM        COMMON STOCK     71902E109      1313      90870    SH                SOLE     NONE       90870    0     0
PNC FINANCIAL
 SERVICES GRP       COMMON STOCK     693475105      3871      67600    SH                SOLE     NONE       67600    0     0
PORT FINANCIAL
 CORP COM STK       COMMON STOCK     734119100      1182      49500    SH                SOLE     NONE       49500    0     0
PROGRESSIVE CORP    COMMON STOCK     743315103      1506      11250    SH                SOLE     NONE       11250    0     0
PROVIDENT FINAN-
 CIAL HLDGS INC     COMMON STOCK     743868101       328      13820    SH                SOLE     NONE       13820    0     0
R.H. DONNELLEY
 CORP COM           COMMON STOCK     74955W307      1018      39000    SH                SOLE     NONE       39000    0     0
RENAISSANCE RE
 HLDGS LTD COM      COMMON STOCK     G7496G103     10168     114370    SH                SOLE     NONE      114370    0     0
RENT-A-CENTER INC
 COM                COMMON STOCK     76009N100      1439      61900    SH                SOLE     NONE       61900    0     0
RESOURCE AMER INC
 CL A COM NEW       COMMON STOCK     761195205       268      30000    SH                SOLE     NONE       30000    0     0
SIERRA PACIFIC
 RESOURCES          COMMON STOCK     826428104       340      22500    SH                SOLE     NONE       22500    0     0
STAFF LEASING INC
 COM                COMMON STOCK     852381102        46      32700    SH                SOLE     NONE       32700    0     0
UICI INC COM        COMMON STOCK     902737105      4118     302100    SH                SOLE     NONE      302100    0     0
UNIONBANCAL CORP
 COM STK            COMMON STOCK     908906100      4646     137300    SH                SOLE     NONE      137300    0     0
UNUMPROVIDENT
 CORP COM           COMMON STOCK     91529Y106      3232     128000    SH                SOLE     NONE      128000    0     0
US BANCORP COM      COMMON STOCK     902973304      4929     222199    SH                SOLE     NONE      222199    0     0
US BANCORP COM      OPTIONS - CALLS  9029734AD       333      15000    SH     CALL       SOLE     NONE       15000    0     0
WACHOVIA CORP Com   COMMON STOCK     929903102      3750     121000    SH                SOLE     NONE      121000    0     0
WACHOVIA CORP       OPTIONS - CALLS  337358EAE      1705      55000    SH     CALL       SOLE     NONE       55000    0     0
WACHOVIA CORP       OPTIONS - CALLS  3373581AF      1705      55000    SH     CALL       SOLE     NONE       55000    0     0
WADDELL & REED
 FINANCIAL INC      COMMON STOCK     930059100      2602     100038    SH                SOLE     NONE      100038    0     0
WASHINGTON POST     COMMON STOCK     939640108       676       1300    SH                SOLE     NONE        1300    0     0
WESCO FINANCIAL     COMMON STOCK     950817106       663       2286    SH                SOLE     NONE        2286    0     0
WHITE MOUNTAINS
 INSURANCE GROUP *  COMMON STOCK     G9618E107     20000     100000    SH                SOLE     NONE      100000    0     0




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

WILLIS GROUP HDLS
 LTD SHARES         COMMON STOCK     G96655108       678      29000    SH                SOLE     NONE       29000    0     0
XL CAPITAL LTD
 CL-A COM STK       COMMON STOCK     G98255105      6540      82786    SH                SOLE     NONE       82786    0     0
ZENITH NATL INS
 CORP               COMMON STOCK     989390109       404      16410    SH                SOLE     NONE       16410    0     0


_____________________

* In determining "fair market value", these securities have been valued at their cost to the clients of Prospector
    Partners, LLC.







































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